SHAREHOLDERS’ CAPITAL DEFICIENCY (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	May 20, 2015	Nov. 17, 2021	Dec. 31, 2015	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option exercised					86,129
Ordinary shares in consideration					$ 38
Warrants granted	45,238
Warrants exercise price	$ 0.01
Weighted-average grant date fair value of options granted				$ 2.16	$ 4.57
Intrinsic value of options exercised				$ 12	$ 178
Aggregate grant-date fair value of options vested				$ 5,438	6,510
Cash received from option exercises					411
Shares issued				28,479
Cashless exercise of options				$ 55,565
Share-based compensation				3,095	$ 7,774	$ 9,750
Unrecognized stock compensation expense				$ 1,839
Strike price				$ 7.0265
Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option granted				213,906	23,138
Chief Innovation Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option granted		346,575		600,000			75,000
Strike price				$ 0.01
Shares Incentive Plan 2015 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option granted			1,000,000		4,450,000